The company - Agreement Related To IPH5201 With AstraZeneca (Details) € in Thousands, $ in Thousands	1 Months Ended						4 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €								€ 56,155	€ 68,974	[1]	€ 79,892
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receipts from co-development agreement and option agreement				$ 24,000	€ 26,000	$ 26,000	$ 50,000
Milestone payment received	$ 5,000	€ 4,600	$ 5,000
Maximum amount receivable from counter party upon achievement of certain development milestones						5,000
Option exercise fee payable by counter party						25,000
Maximum amount receivable from counter party upon achievement of certain milestones						800,000
Development and regulatory milestones						300,000
Commercialization milestones						$ 500,000
Percentage of profits in Europe					50.00%	50.00%
Revenue from collaboration and licensing agreements | €								€ 13,418	€ 18,816		€ 15,632
Co-fund percentage of trials of licensed product					30.00%	30.00%

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.